Other Assets (Narrative) (Details) (USD $)			1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jan. 31, 2012 Promissory Notes [Member] item	Dec. 31, 2011 Promissory Notes [Member] item
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of promissory notes			1	1
Principal amount			$ 300,000	$ 300,000
Accrued interest rate (in percent)			4.50%	4.50%
Notes receivables, maturity date, description			4 years	4 years
Deferred finance costs, net	$ 200,000	$ 200,000